CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2025
Disclosure of customer deposits [abstract]
CUSTOMER DEPOSITS

NOTE 20 – CUSTOMER DEPOSITS

20.1  Detail of the composition of the deposits

The following provides details of the balances of deposits received from customers by Grupo Aval and its subsidiaries in the course of their deposit-taking operations as of December 31, 2025 and 2024:

Detail	December 31, 2025 (1)		December 31, 2024

Demand
Checking accounts	Ps.	23,598,235	Ps.	24,579,536
Savings accounts		88,238,541		79,614,904
Other deposits		462,545		347,910
	Ps.	112,299,321	Ps.	104,542,350

Term deposits
Fixed term deposit certificates (2)		95,105,917		96,329,827
Total deposits	Ps.	207,405,238	Ps.	200,872,177

Per currency
In Colombian Pesos	Ps.	191,297,967	Ps.	168,771,838
In foreign currency		16,107,271		32,100,339
Total per currency	Ps.	207,405,238	Ps.	200,872,177
(1)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(2)	The amount of term deposits due over 12 months as December 31, 2025 is Ps. 19,631,973 and December 31, 2024 is Ps. 16,764,038.

20.2 Detail of the effective interest rates

The following is a summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2025
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.01%	9.00%	0.03%	4.08%
Saving accounts	0.01%	13.89%	0.05%	3.62%
Fixed term deposit certificates	0.05%	23.52%	0.30%	8.05%

December 31, 2024
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.17%	9.35%	0.03%	5.60%
Saving accounts	0.01%	13.78%	0.05%	5.00%
Fixed term deposit certificates	0.05%	23.52%	0.30%	9.00%

20.3 Detail of the concentration of deposits received from customers per economic sector

	December 31, 2025 (1)			December 31, 2024
	Amount		%	Amount		%
Financial	Ps.	42,261,563	20.4%	Ps.	36,117,236	18.0%
Government and Colombian Government entities		30,256,676	14.6%		26,875,424	13.4%
Individuals		29,269,112	14.1%		31,559,768	15.7%
Financial and insurance activities		23,078,620	11.1%		19,700,240	9.8%
Services		14,665,982	7.1%		19,280,845	9.6%
Insurance		13,112,460	6.3%		14,226,539	7.1%
Commerce		11,865,618	5.7%		12,680,110	6.3%
Real Estate		4,676,630	2.3%		3,418,132	1.7%
Manufacturing		4,022,403	1.9%		3,056,218	1.5%
Transport		2,421,100	1.2%		287,384	0.1%
Agriculture and livestock		2,250,173	1.1%		1,556,711	0.8%
Education		1,927,121	0.9%		1,793,395	0.9%
Colombian Municipalities		610,621	0.3%		604,265	0.3%
Artistic, entertainment and recreation activities		424,886	0.2%		454,909	0.2%
Exploitation of mines and quarries		418,288	0.2%		1,226,516	0.6%
Foreign Governments		270,985	0.1%		867,311	0.4%
Telecommunications		130,018	0.1%		217,656	0.1%
Tourism		1	0.0%		83,289	0.1%
Other		25,742,981	12.4%		26,866,229	13.4%
Total	Ps.	207,405,238	100%	Ps.	200,872,177	100%

(1)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.